Deposit Interest Expense by Deposit Type (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deposit Liabilities [Line Items]
Savings, NOW and Money Market	$ 339,065	$ 425,505
Certificates of deposit	1,949,000	2,437,263
Total deposit interest expense	$ 2,288,065	$ 2,862,768